Cover	Feb. 08, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously reported, on February 6, 2024, ABVC BioPharma, Inc. (the “Company”) reported that it entered into a definitive agreement with Shuling Jiang (“Jiang”), pursuant to which Jiang shall transfer the ownership of certain land she owns located at Taoyuan City, Taiwan (the “Land”) to the Company (the “Original Agreement”). Jiang is a director of the Company, is married to TS Jiang, the Company’s Chief Strategic Office and currently owns approximately 8.16% of the Company’s issued and outstanding shares of the Company’s common stock, par value, $0.001 per share (the “Comon Stock”). Accordingly, the transaction contemplated by the Agreement constitutes a related party transaction as defined by Item 404 of Regulation S-K. As later reported, on May 16, 2024, the Company’s board of directors determined that it was in the best interest of the Company and its shareholders to terminate the Agreement and not proceed with the transfer of land ownership at such time and that it may later reconsider the transaction.
Document Period End Date	Feb. 08, 2024
Entity File Number	001-40700
Entity Registrant Name	ABVC BIOPHARMA, INC.
Entity Central Index Key	0001173313
Entity Tax Identification Number	26-0014658
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	44370 Old Warm Springs Blvd.
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	668-0881
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ABVC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false